UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2015

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments:

Putnam Dynamic Risk Allocation Fund

The fund's portfolio
8/31/14 (Unaudited)

COMMON STOCKS (42.3%)(a)
			Shares	Value

Banking (2.4%)

Access National Corp.			489	$8,220

Australia & New Zealand Banking Group, Ltd. (Australia)			4,606	143,808

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			10,968	132,729

Banco Latinoamericano de Exportaciones SA Class E (Panama)			1,070	34,358

Banco Santander SA (Spain)			19,639	195,857

Bank of Kentucky Financial Corp.			289	10,624

Bank of Yokohama, Ltd. (The) (Japan)			21,000	115,793

BankUnited, Inc.			6,152	194,096

Barclays PLC (United Kingdom)			15,833	58,997

BNP Paribas SA (France)			2,203	148,726

BofI Holding, Inc.(NON)			294	22,635

Cardinal Financial Corp.			985	17,602

Citizens & Northern Corp.			552	10,885

Commonwealth Bank of Australia (Australia)			5,494	417,263

Credit Agricole SA (France)			13,429	199,124

Credit Suisse Group AG (Switzerland)			2,668	75,211

DBS Group Holdings, Ltd. (Singapore)			9,000	129,122

East West Bancorp, Inc.			327	11,393

Farmers Capital Bank Corp.(NON)			427	9,394

Financial Institutions, Inc.			588	14,124

First Community Bancshares Inc.			575	9,384

First NBC Bank Holding Co.(NON)			358	11,495

FirstMerit Corp.			700	12,065

Flushing Financial Corp.			618	11,927

Hang Seng Bank, Ltd. (Hong Kong)			8,700	146,945

Hanmi Financial Corp.			1,184	24,331

Heartland Financial USA, Inc.			381	9,114

Heritage Financial Group, Inc.			500	10,250

Joyo Bank, Ltd. (The) (Japan)			19,000	98,611

JPMorgan Chase & Co.			9,102	541,114

Lloyds Banking Group PLC (United Kingdom)(NON)			244,310	309,345

M&T Bank Corp.			3,950	488,339

MainSource Financial Group, Inc.			886	15,284

Meta Financial Group, Inc.			339	12,882

National Australia Bank, Ltd. (Australia)			4,713	154,940

OFG Bancorp (Puerto Rico)			583	9,270

Pacific Premier Bancorp, Inc.(NON)			628	9,326

PacWest Bancorp			478	20,047

Peoples Bancorp, Inc.			588	14,094

Popular, Inc. (Puerto Rico)(NON)			462	14,304

Republic Bancorp, Inc. Class A			397	9,036

Resona Holdings, Inc. (Japan)			40,200	217,991

Signature Bank(NON)			2,462	291,649

Skandinaviska Enskilda Banken AB (Sweden)			11,457	149,580

Sumitomo Mitsui Financial Group, Inc. (Japan)			2,700	109,004

Swedbank AB Class A (Sweden)			5,654	143,994

UniCredit SpA (Italy)			15,460	119,647

United Community Banks, Inc.			607	10,295

Wells Fargo & Co.			1,570	80,761

Westpac Banking Corp. (Australia)			5,217	170,730

				5,175,715
Basic materials (2.0%)

Aceto Corp.			424	8,149

Albemarle Corp.			3,509	223,102

Amcor, Ltd. (Australia)			10,656	113,654

Andersons, Inc. (The)			354	24,345

Antofagasta PLC (United Kingdom)			6,672	87,006

ArcelorMittal SA (France)			8,855	128,858

Axiall Corp.			543	22,578

BASF SE (Germany)			1,731	178,066

BHP Billiton PLC (Australia)			4,557	144,308

BHP Billiton, Ltd. (Australia)			5,187	177,644

Cambrex Corp.(NON)			1,560	34,195

Chemtura Corp.(NON)			1,489	36,763

Domtar Corp. (Canada)			224	8,353

EMS-Chemie Holding AG (Switzerland)			238	103,439

Glencore Xstrata PLC (United Kingdom)			20,764	124,924

Hi-Crush Partners LP (Units)			448	30,979

Hitachi Metals, Ltd. (Japan)			17,000	289,529

Horsehead Holding Corp.(NON)			1,619	32,688

Innophos Holdings, Inc.			318	18,492

Innospec, Inc.			395	16,661

International Flavors & Fragrances, Inc.			3,472	352,720

KapStone Paper and Packaging Corp.(NON)			699	21,487

Koninklijke Boskalis Westminster NV (Netherlands)			2,467	141,962

Kraton Performance Polymers, Inc.(NON)			462	9,392

L.B. Foster Co. Class A			258	13,535

Landec Corp.(NON)			2,594	34,059

Limoneira Co.			260	6,300

LSB Industries, Inc.(NON)			690	27,635

Minerals Technologies, Inc.			154	9,643

NN, Inc.			1,184	34,549

OM Group, Inc.			396	10,534

PPG Industries, Inc.			2,867	590,201

Rio Tinto PLC (United Kingdom)			2,367	126,277

S&W Seed Co.(NON)			1,034	5,842

Sigma-Aldrich Corp.			5,131	533,624

Sumitomo Metal Mining Co., Ltd. (Japan)			8,000	121,371

Syngenta AG (Switzerland)			407	146,078

Trex Co., Inc.(NON)			597	22,447

Tronox, Ltd. Class A			353	10,717

U.S. Silica Holdings, Inc.			340	24,415

UPM-Kymmene OYJ (Finland)			8,194	123,061

voestalpine AG (Austria)			3,946	169,285

Wendel SA (France)			1,028	124,093

Zep, Inc.			874	13,879

				4,476,839
Capital goods (1.8%)

ABB, Ltd. (Switzerland)			7,045	159,847

Airbus Group NV (France)			936	57,563

Alfa Laval AB (Sweden)			7,587	173,250

Alliant Techsystems, Inc.			236	29,736

Altra Industrial Motion Corp.			874	29,069

Astronics Corp.(NON)			222	13,928

AZZ, Inc.			387	17,934

Boeing Co. (The)			1,985	251,698

Canon, Inc. (Japan)			4,200	137,208

Chase Corp.			514	18,247

Douglas Dynamics, Inc.			755	15,055

DXP Enterprises, Inc.(NON)			163	13,060

Franklin Electric Co., Inc.			343	13,020

Generac Holdings, Inc.(NON)			487	22,655

General Dynamics Corp.			4,703	579,645

Greenbrier Cos., Inc. (The)			1,036	74,095

HD Supply Holdings, Inc.(NON)			422	11,719

Hyster-Yale Materials Holdings, Inc.			178	13,722

II-VI, Inc.(NON)			1,159	16,180

IMI PLC (United Kingdom)			7,243	163,052

JGC Corp. (Japan)			4,000	115,758

Kadant, Inc.			491	19,463

Middleby Corp. (The)(NON)			279	24,058

Miller Industries, Inc.			622	11,768

Mitsubishi Electric Corp. (Japan)			17,000	212,735

MRC Global, Inc.(NON)			2,634	65,376

MSA Safety, Inc.			194	10,740

Orbital Sciences Corp.(NON)			888	23,772

OSRAM Licht AG (Germany)(NON)			2,011	84,080

Polypore International, Inc.(NON)			119	5,335

Roper Industries, Inc.			1,768	266,190

Safran SA (France)			1,239	81,212

Singapore Technologies Engineering, Ltd. (Singapore)			42,000	123,070

Standard Motor Products, Inc.			859	32,307

Standex International Corp.			218	16,269

Stericycle, Inc.(NON)			1,609	191,230

Stoneridge, Inc.(NON)			1,447	18,030

Tenneco, Inc.(NON)			209	13,393

THK Co., Ltd. (Japan)			5,200	123,097

Tower International, Inc.(NON)			928	31,116

TriMas Corp.(NON)			727	23,046

Trinseo SA(NON)			226	4,443

Vinci SA (France)			3,445	225,196

Waste Management, Inc.			7,597	356,831

WESCO International, Inc.(NON)			293	24,609

Zodiac Aerospace (France)			2,893	94,366

				4,008,173
Communication services (1.1%)

Allot Communications, Ltd. (Israel)(NON)			416	4,505

Arris Group, Inc.(NON)			257	7,867

Aruba Networks, Inc.(NON)			291	6,213

BT Group PLC (United Kingdom)			30,832	198,089

CalAmp Corp.(NON)			854	16,465

Deutsche Telekom AG (Germany)			9,857	147,389

EchoStar Corp. Class A(NON)			713	35,957

Frontier Communications Corp.			3,217	21,876

HSN, Inc.			134	8,119

IDT Corp. Class B			472	7,415

Inteliquent, Inc.			690	8,418

Iridium Communications, Inc.(NON)			1,269	11,929

Loral Space & Communications, Inc.(NON)			208	15,583

NTT DoCoMo, Inc. (Japan)			8,200	141,743

Orange (France)			8,797	133,158

Ruckus Wireless, Inc.(NON)			712	9,904

SBA Communications Corp. Class A(NON)			1,676	184,846

ShoreTel, Inc.(NON)			777	5,206

Spok Holdings, Inc.			657	9,724

Tele2 AB Class B (Sweden)			4,338	53,967

Telefonica SA (Spain)			8,244	130,745

Telenor ASA (Norway)			5,369	123,095

Telstra Corp., Ltd. (Australia)			33,310	172,971

Ubiquiti Networks, Inc.(NON)			459	20,820

Verizon Communications, Inc.			17,728	883,209

Vodafone Group PLC (United Kingdom)			23,041	79,085

				2,438,298
Conglomerates (0.6%)

3M Co.			1,020	146,880

Danaher Corp.			8,134	623,146

Exor SpA (Italy)			1,976	78,618

General Electric Co.			8,582	222,960

Marubeni Corp. (Japan)			5,000	36,090

Siemens AG (Germany)			2,227	278,981

				1,386,675
Consumer cyclicals (6.0%)

Aaron's, Inc.			2,144	54,929

Adidas AG (Germany)			997	74,723

Advance Auto Parts, Inc.			1,164	158,793

ANN, Inc.(NON)			661	27,392

Ascena Retail Group, Inc.(NON)			560	9,738

Ascent Capital Group, Inc. Class A(NON)			70	4,369

Automatic Data Processing, Inc.			8,111	677,057

AutoZone, Inc.(NON)			464	250,022

Babcock International Group PLC (United Kingdom)			6,722	125,098

Bayerische Motoren Werke (BMW) AG (Germany)			1,275	148,430

Bed Bath & Beyond, Inc.(NON)			2,847	182,948

Big Lots, Inc.			547	25,353

Brown Shoe Co., Inc.			326	9,728

Brunswick Corp.			568	24,424

Bureau Veritas SA (France)			3,903	92,721

CaesarStone Sdot-Yam, Ltd. (Israel)			191	9,934

Carmike Cinemas, Inc.(NON)			168	5,690

Century Casinos, Inc.(NON)			1,189	6,159

Cintas Corp.			2,308	152,651

Compagnie Financiere Richemont SA (Switzerland)			1,088	103,757

Compass Group PLC (United Kingdom)			8,216	133,602

Continental AG (Germany)			1,211	258,569

Conversant, Inc.(NON)			654	18,011

Cooper Tire & Rubber Co.			1,060	32,680

Corporate Executive Board Co. (The)			124	8,174

Crocs, Inc.(NON)			297	4,589

Deckers Outdoor Corp.(NON)			129	11,899

Deluxe Corp.			825	49,129

Demand Media, Inc.(NON)			167	1,501

Denso Corp. (Japan)			1,900	82,413

Dillards, Inc. Class A			720	82,310

Dollar Tree, Inc.(NON)			3,141	168,436

Ennis, Inc.			729	10,519

Equinix, Inc.			2,376	187,134

Experian PLC (United Kingdom)			6,313	109,836

FactSet Research Systems, Inc.			1,909	243,207

Fuji Heavy Industries, Ltd. (Japan)			9,000	255,654

G&K Services, Inc. Class A			298	16,655

Gartner, Inc.(NON)			3,538	263,899

Genesco, Inc.(NON)			138	10,943

GNC Holdings, Inc. Class A			846	32,106

Green Dot Corp. Class A(NON)			521	9,842

Harbinger Group, Inc.(NON)			2,377	30,782

Home Depot, Inc. (The)			9,861	922,004

Host Hotels & Resorts, Inc.(R)			19,282	440,015

ITV PLC (United Kingdom)			55,933	196,114

KAR Auction Services, Inc.			1,359	40,987

Kate Spade & Co.(NON)			391	12,645

Kimberly-Clark Corp.			6,305	680,940

La-Z-Boy, Inc.			365	7,789

Lions Gate Entertainment Corp.			868	28,132

Live Nation Entertainment, Inc.(NON)			1,117	24,529

Lowe's Cos., Inc.			3,713	194,970

Madison Square Garden Co. (The) Class A(NON)			1,365	91,264

Marcus Corp.			1,083	19,721

Marriott Vacations Worldwide Corp.(NON)			308	18,354

MasterCard, Inc. Class A			10,821	820,340

MAXIMUS, Inc.			184	7,581

MGM China Holdings, Ltd. (Hong Kong)			44,400	146,949

MSC Industrial Direct Co., Inc. Class A			1,236	111,413

National CineMedia, Inc.			1,223	17,856

Next PLC (United Kingdom)			2,578	303,657

Omnicom Group, Inc.			3,348	241,089

Panasonic Corp. (Japan)			12,600	153,920

Penn National Gaming, Inc.(NON)			1,671	18,866

PetSmart, Inc.			1,642	117,518

Pitney Bowes, Inc.			746	20,187

Priceline Group, Inc. (The)(NON)			543	675,660

Randstad Holding NV (Netherlands)			769	37,330

Remy International, Inc.			494	10,917

Renault SA (France)			1,451	113,592

Ryman Hospitality Properties(R)			2,751	136,862

Scotts Miracle-Gro Co. (The) Class A			1,832	105,761

Scripps Networks Interactive Class A			1,262	100,594

SeaWorld Entertainment, Inc.			1,188	24,699

Select Comfort Corp.(NON)			687	15,368

Shimano, Inc. (Japan)			2,000	238,551

Sinclair Broadcast Group, Inc. Class A			322	9,354

Six Flags Entertainment Corp.			310	11,309

SJM Holdings, Ltd. (Hong Kong)			42,000	105,677

Sonic Automotive, Inc. Class A			819	20,229

Sotheby's Class A			554	22,609

Steven Madden, Ltd.(NON)			249	8,464

Suzuki Motor Corp. (Japan)			7,100	230,718

Swatch Group AG (The) (Switzerland)			195	105,736

Target Corp.			7,489	449,864

Thomson Reuters Corp. (Canada)			5,089	192,873

TiVo, Inc.(NON)			2,105	29,659

TJX Cos., Inc. (The)			1,799	107,238

Toyota Motor Corp. (Japan)			3,400	193,716

Vail Resorts, Inc.			105	8,346

Valeo SA (France)			1,458	176,191

Verisk Analytics, Inc. Class A(NON)			2,859	183,519

VF Corp.			5,953	381,706

Viacom, Inc. Class B			6,740	546,951

VOXX International Corp.(NON)			733	7,257

				13,053,396
Consumer finance (0.1%)

Encore Capital Group, Inc.(NON)			613	27,211

Federal Agricultural Mortgage Corp. Class C			425	13,991

MicroFinancial, Inc.			689	5,464

Nelnet, Inc. Class A			514	22,601

Ocwen Financial Corp.(NON)			343	9,583

Performant Financial Corp.(NON)			2,455	23,617

PHH Corp.(NON)			509	12,196

Portfolio Recovery Associates, Inc.(NON)			544	30,916

				145,579
Consumer staples (4.0%)

Altria Group, Inc.			23,593	1,016,386

Anheuser-Busch InBev NV (Belgium)			1,675	186,083

Annie's, Inc.(NON)			294	9,376

Associated British Foods PLC (United Kingdom)			3,175	150,908

Barrett Business Services, Inc.			223	13,199

Boulder Brands, Inc.(NON)			257	3,459

Bright Horizons Family Solutions, Inc.(NON)			438	17,813

British American Tobacco (BAT) PLC (United Kingdom)			2,831	167,010

Calbee, Inc. (Japan)			6,100	210,476

Carrefour SA (France)			4,215	146,128

Chegg, Inc.(NON)			1,303	9,004

Core-Mark Holding Co., Inc.			446	21,479

Coty, Inc. Class A			1,406	24,169

Diageo PLC (United Kingdom)			3,979	117,285

Distribuidora Internacional de Alimentacion SA (Spain)			12,055	101,501

Dr. Pepper Snapple Group, Inc.			8,121	510,973

General Mills, Inc.			4,487	239,516

Geo Group, Inc. (The)(R)			4,829	180,701

Grand Canyon Education, Inc.(NON)			150	6,486

Heineken Holding NV (Netherlands)			2,065	142,530

Hershey Co. (The)			4,836	442,107

ITT Educational Services, Inc.(NON)(S)			758	6,390

Kao Corp. (Japan)			4,300	185,357

Kforce, Inc.			963	19,327

Koninklijke Ahold NV (Netherlands)			9,939	169,772

Korn/Ferry International(NON)			519	15,700

Krispy Kreme Doughnuts, Inc.(NON)			655	11,142

L'Oreal SA (France)			762	126,155

Lorillard, Inc.			10,570	631,029

McDonald's Corp.			7,626	714,709

MWI Veterinary Supply, Inc.(NON)			115	16,336

NACCO Industries, Inc. Class A			76	3,952

Nestle SA (Switzerland)			6,114	474,508

Nutraceutical International Corp.(NON)			328	7,951

On Assignment, Inc.(NON)			747	22,081

Papa John's International, Inc.			468	18,533

PepsiCo, Inc.			10,369	959,029

Popeyes Louisiana Kitchen, Inc.(NON)			382	15,318

Procter & Gamble Co. (The)			1,306	108,542

Reckitt Benckiser Group PLC (United Kingdom)			1,432	124,810

Red Robin Gourmet Burgers, Inc.(NON)			124	6,584

SABMiller PLC (United Kingdom)			2,062	113,754

Shutterfly, Inc.(NON)			104	5,305

SpartanNash Co.			456	9,799

Starbucks Corp.			8,229	640,298

Suntory Beverage & Food, Ltd. (Japan)			3,900	143,001

TrueBlue, Inc.(NON)			1,333	36,178

Unilever NV ADR (Netherlands)			3,132	130,187

Unilever PLC (United Kingdom)			2,405	106,165

United Natural Foods, Inc.(NON)			146	9,386

USANA Health Sciences, Inc.(NON)			108	7,887

Woolworths, Ltd. (Australia)			2,252	76,054

				8,631,828
Energy (3.1%)

AMEC PLC (United Kingdom)			8,507	158,883

BG Group PLC (United Kingdom)			6,447	128,596

BP PLC (United Kingdom)			42,696	341,402

Callon Petroleum Co.(NON)			2,864	30,731

Chevron Corp.			8,828	1,142,785

ConocoPhillips			6,263	508,681

Delek US Holdings, Inc.			982	34,350

Dril-Quip, Inc.(NON)			640	64,941

EP Energy Corp. Class A(NON)			1,274	24,626

EQT Corp.			1,241	122,933

Exxon Mobil Corp.			16,156	1,606,876

FutureFuel Corp.			1,564	21,771

Gulfport Energy Corp.(NON)			193	11,291

Key Energy Services, Inc.(NON)			2,261	14,244

Kodiak Oil & Gas Corp.(NON)			1,126	18,320

Occidental Petroleum Corp.			4,210	436,703

Phillips 66			3,507	305,179

Rosetta Resources, Inc.(NON)			204	10,200

Royal Dutch Shell PLC Class A (United Kingdom)			6,929	280,448

Royal Dutch Shell PLC Class B (United Kingdom)			6,315	266,866

Spectra Energy Corp.			4,460	185,804

Statoil ASA (Norway)			8,363	234,781

Stone Energy Corp.(NON)			514	18,088

Total SA (France)			4,544	299,664

Unit Corp.(NON)			228	15,005

Vaalco Energy, Inc.(NON)			1,516	13,871

W&T Offshore, Inc.			457	6,818

Williams Companies, Inc. (The)			4,514	268,312

Woodside Petroleum, Ltd. (Australia)			3,308	131,922

				6,704,091
Financial (0.4%)

Broadridge Financial Solutions, Inc.			5,531	235,289

Carlyle Group LP (The)			370	12,306

Credit Acceptance Corp.(NON)			118	14,542

HSBC Holdings PLC (United Kingdom)			33,191	359,265

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			26,700	153,510

WageWorks, Inc.(NON)			357	14,730

				789,642
Health care (4.7%)

AbbVie, Inc.			3,656	202,104

ACADIA Pharmaceuticals, Inc.(NON)			399	9,568

Accuray, Inc.(NON)			1,026	8,352

Actelion, Ltd. (Switzerland)			2,292	281,366

Aegerion Pharmaceuticals, Inc.(NON)			461	14,084

Alere, Inc.(NON)			630	22,334

Align Technology, Inc.(NON)			189	10,293

Alkermes PLC(NON)			339	15,163

AMAG Pharmaceuticals, Inc.(NON)			1,400	31,682

Amedisys, Inc.(NON)			523	10,941

AmSurg Corp.(NON)			353	18,988

Antares Pharma, Inc.(NON)			1,965	4,618

Ariad Pharmaceuticals, Inc.(NON)			2,434	15,139

Array BioPharma, Inc.(NON)			1,148	4,535

AstraZeneca PLC (United Kingdom)			3,790	287,354

AtriCure, Inc.(NON)			491	7,620

Auxilium Pharmaceuticals, Inc.(NON)			385	7,161

Bayer AG (Germany)			2,294	307,599

Biospecifics Technologies Corp.(NON)			214	6,694

C.R. Bard, Inc.			1,297	192,527

Cardinal Health, Inc.			3,903	287,651

Cardiome Pharma Corp. (Canada)(NON)			1,503	10,371

Centene Corp.(NON)			96	7,500

Chemed Corp.			427	45,095

Chugai Pharmaceutical Co., Ltd. (Japan)			7,300	231,184

Coloplast A/S Class B (Denmark)			2,934	243,564

Community Health Systems, Inc.(NON)			568	30,831

Computer Programs & Systems, Inc.			87	5,345

Conatus Pharmaceuticals, Inc.(NON)			164	1,130

Conmed Corp.			762	30,099

Cubist Pharmaceuticals, Inc.(NON)			493	34,032

Cyberonics, Inc.(NON)			71	4,075

DexCom, Inc.(NON)			220	9,724

Eli Lilly & Co.			8,937	568,036

Enanta Pharmaceuticals, Inc.(NON)			150	6,294

GlaxoSmithKline PLC (United Kingdom)			10,384	254,189

Globus Medical, Inc. Class A(NON)			504	9,143

Greatbatch, Inc.(NON)			643	29,302

Health Net, Inc.(NON)			366	17,275

HealthSouth Corp.			126	4,963

Henry Schein, Inc.(NON)			1,486	177,859

Hill-Rom Holdings, Inc.			580	25,410

Hisamitsu Pharmaceutical Co., Inc. (Japan)			1,700	67,480

Impax Laboratories, Inc.(NON)			735	18,110

Inovio Pharmaceuticals, Inc.(NON)			286	3,029

Insulet Corp.(NON)			349	12,602

Insys Therapeutics, Inc.(NON)			673	23,770

InterMune, Inc.(NON)			162	11,899

Isis Pharmaceuticals, Inc.(NON)			178	7,255

Jazz Pharmaceuticals PLC(NON)			674	109,808

Johnson & Johnson			12,755	1,323,076

Kindred Healthcare, Inc.			753	15,549

Laboratory Corp. of America Holdings(NON)			1,653	177,251

Mallinckrodt PLC(NON)			159	12,957

McKesson Corp.			2,231	435,112

Medicines Co. (The)(NON)			449	11,499

Mednax, Inc.(NON)			2,482	142,095

Merck & Co., Inc.			18,623	1,119,429

Merrimack Pharmaceuticals, Inc.(NON)			1,649	11,510

Nanosphere, Inc.(NON)			1,260	1,057

Nektar Therapeutics(NON)			777	11,080

Novartis AG (Switzerland)			3,000	269,103

Novo Nordisk A/S Class B (Denmark)			4,146	189,422

NPS Pharmaceuticals, Inc.(NON)			384	11,589

Omega Healthcare Investors, Inc.(R)			2,530	95,305

OraSure Technologies, Inc.(NON)			4,096	34,120

Patterson Cos., Inc.			2,958	119,119

Perrigo Co. PLC			1,296	192,767

Pfizer, Inc.			34,015	999,701

Prestige Brands Holdings, Inc.(NON)			553	19,139

Providence Service Corp. (The)(NON)			643	29,276

Puma Biotechnology, Inc.(NON)			35	9,118

Receptos, Inc.(NON)			218	11,151

Repligen Corp.(NON)			536	10,216

Retrophin, Inc.(NON)			457	6,252

Roche Holding AG-Genusschein (Switzerland)			1,246	363,329

Sanofi (France)			2,159	236,874

Sequenom, Inc.(NON)(S)			1,743	6,467

Shire PLC (United Kingdom)			1,344	109,844

Spectranetics Corp. (The)(NON)			386	10,955

STAAR Surgical Co.(NON)			1,395	16,056

Steris Corp.			240	13,510

Stryker Corp.			1,847	153,874

Sucampo Pharmaceuticals, Inc. Class A(NON)			769	5,298

Sunesis Pharmaceuticals, Inc.(NON)			652	4,883

Suzuken Co., Ltd. (Japan)			1,300	43,294

TESARO, Inc.(NON)			218	6,444

Threshold Pharmaceuticals, Inc.(NON)			1,271	5,287

Trevena, Inc.(NON)			631	3,729

Trinity Biotech PLC ADR (Ireland)			436	9,509

Triple-S Management Corp. Class B (Puerto Rico)(NON)			320	6,125

Ventas, Inc.(R)			4,247	279,368

West Pharmaceutical Services, Inc.			561	24,364

				10,301,250
Insurance (3.2%)

ACE, Ltd.			4,166	442,971

Ageas (Belgium)			4,084	137,079

AIA Group, Ltd. (Hong Kong)			34,400	187,756

Alleghany Corp.(NON)			464	200,044

Allianz SE (Germany)			1,331	227,003

Allied World Assurance Co. Holdings AG			7,360	272,246

American Equity Investment Life Holding Co.			1,150	28,451

Amtrust Financial Services, Inc.			538	23,688

Aon PLC			4,921	428,914

Arch Capital Group, Ltd.(NON)			3,790	210,648

Aspen Insurance Holdings, Ltd.			2,970	126,284

Assicurazioni Generali SpA (Italy)			8,870	181,348

AXA SA (France)			5,191	128,570

Axis Capital Holdings, Ltd.			3,728	179,764

Berkshire Hathaway, Inc. Class B(NON)			5,804	796,599

Chubb Corp. (The)			6,842	629,122

CNO Financial Group, Inc.			1,224	21,848

Everest Re Group, Ltd.			1,440	235,930

Genworth Financial, Inc. Class A(NON)			3,722	52,815

Insurance Australia Group, Ltd. (Australia)			32,379	195,655

Legal & General Group PLC (United Kingdom)			38,898	156,082

Maiden Holdings, Ltd. (Bermuda)			990	12,038

Muenchener Rueckversicherungs AG (Germany)			513	102,861

PartnerRe, Ltd.			1,751	195,569

ProAssurance Corp.			4,852	224,162

Prudential PLC (United Kingdom)			5,038	121,276

RenaissanceRe Holdings, Ltd.			2,550	261,095

Stewart Information Services Corp.			840	27,065

Symetra Financial Corp.			990	24,097

Travelers Cos., Inc. (The)			7,818	740,443

United Insurance Holdings Corp.			975	15,737

Validus Holdings, Ltd.			6,028	235,755

W.R. Berkley Corp.			5,807	280,768

				7,103,683
Investment banking/Brokerage (0.2%)

Deutsche Bank AG (Germany)			3,092	105,794

Investor AB Class B (Sweden)			4,008	148,524

UBS AG (Switzerland)			8,032	144,008

WisdomTree Investments, Inc.(NON)			1,642	19,425

				417,751
Real estate (5.8%)

AG Mortgage Investment Trust, Inc.(R)			277	5,532

Agree Realty Corp.(R)			456	13,466

Alexandria Real Estate Equities, Inc.(R)			246	19,449

American Campus Communities, Inc.(R)			5,421	214,184

American Realty Capital Properties, Inc.(R)			9,676	127,336

Arlington Asset Investment Corp. Class A			308	8,753

ARMOUR Residential REIT, Inc.(R)			1,486	6,286

Ashford Hospitality Prime, Inc.(R)			373	6,039

Ashford Hospitality Trust, Inc.(R)			1,857	21,523

AvalonBay Communities, Inc.(R)			3,243	499,746

Boston Properties, Inc.(R)			4,007	486,530

Camden Property Trust(R)			3,450	258,198

CBL & Associates Properties, Inc.(R)			633	12,027

CYS Investments, Inc.(R)			968	9,128

DCT Industrial Trust, Inc.(R)			21,751	172,920

DDR Corp.(R)			999	18,202

Deutsche Wohnen AG (Germany)			6,143	138,589

Dexus Property Group (Australia)(R)			119,617	134,618

Digital Realty Trust, Inc.(R)			872	56,898

Douglas Emmett, Inc.(R)			9,989	285,386

Duke Realty Corp.(R)			12,176	226,474

DuPont Fabros Technology, Inc.(R)			9,814	276,362

Education Realty Trust, Inc.(R)			2,444	26,615

EPR Properties(R)			268	15,252

Equity Lifestyle Properties, Inc.(R)			4,594	209,900

Equity Residential Trust(R)			5,015	333,347

Essex Property Trust, Inc.(R)			687	132,900

Extra Space Storage, Inc.(R)			3,868	203,844

Federal Realty Investment Trust(R)			528	65,884

First Industrial Realty Trust(R)			606	11,029

General Growth Properties(R)			16,224	398,624

Glimcher Realty Trust(R)			1,103	12,387

GPT Group (Australia)(R)			37,554	139,944

Hammerson PLC (United Kingdom)(R)			8,711	87,854

HCP, Inc.(R)			6,554	283,985

Health Care REIT, Inc.(R)			7,470	504,823

HFF, Inc. Class A			1,140	34,200

Home Properties, Inc.(R)			3,208	206,018

Hospitality Properties Trust(R)			6,461	190,147

Invesco Mortgage Capital, Inc.(R)			425	7,489

Investors Real Estate Trust(R)			1,371	11,695

iStar Financial, Inc.(NON)(R)			1,152	17,142

Kimco Realty Corp.(R)			14,022	329,377

Lexington Realty Trust(R)			2,585	28,125

Liberty Property Trust(R)			2,709	95,953

LTC Properties, Inc.(R)			628	25,717

Macerich Co. (The)(R)			1,373	89,643

Medical Properties Trust, Inc.(R)			19,065	268,626

MFA Financial, Inc.(R)			1,599	13,496

Mid-America Apartment Communities, Inc.(R)			246	17,791

National Health Investors, Inc.(R)			380	24,514

One Liberty Properties, Inc.(R)			648	14,042

Prologis, Inc.(R)			8,595	351,879

PS Business Parks, Inc.(R)			362	29,517

Public Storage(R)			7,088	1,241,676

Ramco-Gershenson Properties Trust(R)			733	12,432

Realty Income Corp.(R)			2,258	100,978

Regency Centers Corp.(R)			4,500	257,130

Scentre Group (Australia)(NON)(R)			10,503	33,646

Select Income REIT(R)			5,194	144,913

Simon Property Group, Inc.(R)			8,154	1,386,425

SL Green Realty Corp.(R)			3,071	335,814

Sovran Self Storage, Inc.(R)			113	8,732

Spirit Realty Capital, Inc.(R)			6,475	76,470

Starwood Property Trust, Inc.(R)			333	7,942

Starwood Waypoint Residential Trust(NON)(R)			67	1,855

Strategic Hotels & Resorts, Inc.(NON)(R)			10,998	130,656

Sumitomo Realty & Development Co., Ltd. (Japan)			5,000	193,618

Summit Hotel Properties, Inc.(R)			1,701	18,626

Tanger Factory outlet Centers, Inc.(R)			5,359	187,083

Taubman Centers, Inc.(R)			3,192	243,135

UDR, Inc.(R)			1,573	47,064

Universal Health Realty Income Trust(R)			138	6,095

Vornado Realty Trust(R)			4,155	439,890

Washington Prime Group, Inc.(NON)(R)			2,643	51,591

Weingarten Realty Investors(R)			6,898	236,050

Westfield Group (Australia)			8,430	59,994

Wheelock and Co., Ltd. (Hong Kong)			35,000	183,354

WP Carey, Inc.(R)			349	23,830

				12,608,404
Technology (4.3%)

Accenture PLC Class A			2,702	219,024

Acxiom Corp.(NON)			1,037	19,231

Advanced Energy Industries, Inc.(NON)			396	7,623

Amber Road, Inc.(NON)			200	3,000

Amdocs, Ltd.			5,863	276,147

Anixter International, Inc.			261	23,289

AOL, Inc.(NON)			270	11,669

Apple, Inc.			16,933	1,735,633

ASML Holding NV (Netherlands)			1,755	167,899

Aspen Technology, Inc.(NON)			468	19,230

AVG Technologies NV (Netherlands)(NON)			483	8,472

Bottomline Technologies, Inc.(NON)			175	4,928

Brother Industries, Ltd. (Japan)			8,400	162,841

CACI International, Inc. Class A(NON)			353	25,458

Cavium, Inc.(NON)			138	7,753

Ceva, Inc.(NON)			731	11,082

Cirrus Logic, Inc.(NON)			419	10,131

Commvault Systems, Inc.(NON)			181	9,980

Cornerstone OnDemand, Inc.(NON)			319	11,943

CSG Systems International, Inc.			203	5,627

DST Systems, Inc.			2,189	203,161

EnerSys			579	37,224

Engility Holdings, Inc.(NON)			391	13,740

Entegris, Inc.(NON)			1,511	18,344

Extreme Networks, Inc.(NON)			2,048	10,916

Fairchild Semiconductor International, Inc.(NON)			584	10,249

FANUC Corp. (Japan)			1,300	217,406

FEI Co.			165	13,867

Freescale Semiconductor, Ltd.(NON)			656	13,809

Fujitsu, Ltd. (Japan)			18,000	123,472

GenMark Diagnostics, Inc.(NON)			1,099	11,814

Google, Inc. Class A(NON)			1,757	1,023,207

GT Advanced Technologies, Inc.(NON)			326	5,806

HomeAway, Inc.(NON)			254	8,433

Hoya Corp. (Japan)			6,500	210,065

inContact, Inc.(NON)			714	6,540

Integrated Silicon Solutions, Inc.			1,725	25,582

IntraLinks Holdings, Inc.(NON)			1,432	11,256

Intuit, Inc.			5,821	484,191

L-3 Communications Holdings, Inc.			3,795	417,260

Lexmark International, Inc. Class A			311	15,724

Manhattan Associates, Inc.(NON)			938	27,089

Maxim Integrated Products, Inc.			9,141	282,365

MeetMe, Inc.(NON)			3,055	7,027

Mellanox Technologies, Ltd. (Israel)(NON)			198	8,274

Mentor Graphics Corp.			1,565	34,133

MICROS Systems, Inc.(NON)			3,849	261,617

Microsemi Corp.(NON)			349	9,297

Microsoft Corp.			26,664	1,211,346

MTS Systems Corp.			126	8,956

Netscout Systems, Inc.(NON)			332	15,295

NIC, Inc.			842	15,779

NTT Data Corp. (Japan)			1,700	60,945

Oracle Corp.			11,747	487,853

Perficient, Inc.(NON)			796	13,707

Photronics, Inc.(NON)			1,432	12,645

Plantronics, Inc.			113	5,393

Power Integrations, Inc.			217	12,972

Proofpoint, Inc.(NON)			214	8,534

PTC, Inc.(NON)			409	15,824

Quantum Corp.(NON)			7,469	9,336

RF Micro Devices, Inc.(NON)			3,068	38,258

Rovi Corp.(NON)			750	17,348

Safeguard Scientifics, Inc.(NON)			448	8,781

SAP AG (Germany)			874	67,985

Semtech Corp.(NON)			363	9,458

Silicon Image, Inc.(NON)			2,196	11,112

SoftBank Corp. (Japan)			2,900	209,211

SolarWinds, Inc.(NON)			625	26,744

Sparton Corp.(NON)			497	14,294

SS&C Technologies Holdings, Inc.(NON)			286	12,944

Synaptics, Inc.(NON)			496	40,722

Synopsys, Inc.(NON)			6,015	246,014

Tech Data Corp.(NON)			414	27,945

Tyler Technologies, Inc.(NON)			240	21,374

Ultimate Software Group, Inc.(NON)			160	23,518

Ultra Clean Holdings, Inc.(NON)			2,176	20,998

Unisys Corp.(NON)			578	13,531

United Internet AG (Germany)			2,757	118,440

VeriFone Systems, Inc.(NON)			429	14,981

Verint Systems, Inc.(NON)			291	14,588

VeriSign, Inc.(NON)			4,506	257,180

XO Group, Inc.(NON)			913	10,691

Yelp, Inc.(NON)			131	10,797

Zynga, Inc. Class A(NON)			1,548	4,481

				9,372,808
Transportation (1.4%)

Aegean Marine Petroleum Network, Inc. (Greece)			2,323	23,462

Alaska Air Group, Inc.			3,246	150,420

Central Japan Railway Co. (Japan)			1,900	266,250

ComfortDelgro Corp., Ltd. (Singapore)			65,000	130,619

Copa Holdings SA Class A (Panama)			777	95,555

Deutsche Post AG (Germany)			3,724	121,766

Diana Shipping, Inc. (Greece)(NON)			970	10,321

Hawaiian Holdings, Inc.(NON)			1,503	23,447

International Consolidated Airlines Group SA (Spain)(NON)			26,606	159,273

Matson, Inc.			202	5,452

Quality Distribution, Inc.(NON)			2,900	40,716

Republic Airways Holdings, Inc.(NON)			1,173	11,906

SkyWest, Inc.			851	7,633

Southwest Airlines Co.			12,728	407,423

Spirit Airlines, Inc.(NON)			393	27,663

StealthGas, Inc. (Greece)(NON)			3,550	34,755

Swift Transportation Co.(NON)			1,945	41,195

Union Pacific Corp.			8,452	889,742

United Parcel Service, Inc. Class B			6,688	650,943

Universal Truckload Services, Inc.			75	1,867

XPO Logistics, Inc.(NON)			552	17,095

				3,117,503
Utilities and power (1.2%)

Abengoa Yield PLC (United Kingdom)(NON)			152	6,097

Centrica PLC (United Kingdom)			28,073	148,858

CMS Energy Corp.			4,040	123,382

Enel SpA (Italy)			30,361	160,609

ENI SpA (Italy)			7,127	177,739

ITC Holdings Corp.			2,460	91,881

Kinder Morgan, Inc.			4,536	182,619

PG&E Corp.			6,769	314,623

PPL Corp.			9,698	335,842

Red Electrica Corporacion SA (Spain)			2,930	246,738

Southern Co. (The)			13,219	586,924

Tokyo Gas Co., Ltd. (Japan)			29,000	164,699

United Utilities Group PLC (United Kingdom)			10,802	157,272

				2,697,283

Total common stocks (cost $76,779,436)				$92,428,918

CORPORATE BONDS AND NOTES (18.8%)(a)
			Principal amount	Value

Basic materials (1.2%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			$13,000	$13,585

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			10,000	10,903

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			135,000	170,100

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			25,000	27,188

Archer Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			143,000	161,599

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			60,000	63,900

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			25,000	25,406

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			140,000	153,650

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			250,000	265,000

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			15,000	16,534

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			10,000	10,950

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			50,000	49,500

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			35,000	36,750

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			15,000	15,308

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			30,000	31,500

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			50,000	54,750

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			75,000	80,625

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			35,000	41,125

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			10,000	10,525

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			20,000	20,250

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			50,000	51,875

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			30,000	32,625

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			55,000	59,813

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			25,000	27,438

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			20,000	21,450

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			105,000	107,100

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			200,000	207,500

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			90,000	101,250

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			60,000	65,400

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			35,000	36,838

PQ Corp. 144A sr. notes 8 3/4s, 2018			60,000	64,275

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			145,000	146,879

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			65,000	69,225

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			95,000	104,500

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			50,000	51,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			33,000	33,495

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			80,000	88,000

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			20,000	21,250

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			10,000	10,500

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			40,000	39,600

				2,599,161
Capital goods (0.8%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			130,000	138,450

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			10,000	11,413

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			30,000	29,550

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			20,000	19,950

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			60,000	63,450

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			35,000	35,875

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			80,000	89,000

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			145,000	164,449

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			60,000	58,875

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			5,000	1,950

Gates Global LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			65,000	64,350

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			15,000	21,085

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			65,000	69,713

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			52,000	50,700

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			115,000	117,588

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			85,000	90,738

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			270,000	282,150

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			55,000	59,469

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			90,000	96,300

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			93,000	98,580

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			60,000	65,550

TransDigm, Inc. 144A sr. unsec. sub. notes 6 1/2s, 2024			85,000	87,125

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			40,000	42,800

				1,759,110
Communication services (2.7%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			200,000	213,020

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			145,000	146,796

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			60,000	63,750

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			280,000	283,850

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			25,000	25,000

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			85,000	94,084

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			15,000	15,863

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			145,000	163,624

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			30,000	41,315

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			85,000	111,806

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			115,000	118,773

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			25,000	25,469

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			220,000	242,000

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			35,000	34,650

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			16,000	23,925

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			165,000	184,586

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			70,000	81,463

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			20,000	21,375

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			65,000	73,450

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			20,000	20,900

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			315,000	340,988

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			110,000	119,075

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			140,000	147,700

Level 3 Escrow II, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			45,000	45,450

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			145,000	152,975

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			45,000	29,700

Numericable Group SA 144A sr. notes 6s, 2022 (France)			200,000	206,050

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			70,000	71,750

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	295,000	292,322

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			$131,000	152,418

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			45,000	44,325

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			330,000	351,450

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			120,000	128,700

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			195,000	206,700

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			10,000	10,625

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			25,000	26,344

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			80,000	84,300

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			25,000	26,063

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			75,000	77,906

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			25,000	25,844

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)			220,000	286,463

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			31,000	46,612

Verizon Communications, Inc. sr. unsec. notes 6.4s, 2038			162,000	202,534

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019			130,000	152,840

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			77,000	97,185

Verizon Communications, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			30,000	32,914

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			251,000	248,915

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			45,000	43,988

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			95,000	105,925

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			90,000	98,100

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			25,000	25,063

				5,866,923
Consumer cyclicals (2.9%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			19,000	28,321

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			55,000	55,275

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			143,000	142,148

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			95,000	106,638

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			35,000	36,050

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			65,000	70,850

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			70,000	72,778

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			15,000	14,025

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			120,000	127,350

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			35,000	36,181

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			25,000	26,813

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			49,000	39,200

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			144,000	198,614

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			55,000	56,788

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			45,000	45,675

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			10,000	10,050

Ceridian, LLC 144A sr. notes 8 7/8s, 2019			70,000	78,488

Ceridian, LLC/Comdata, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2017			35,000	35,525

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			15,000	15,244

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			25,000	24,813

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			330,000	341,550

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			50,000	53,625

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			35,000	37,450

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			55,000	58,575

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			15,000	15,563

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			65,000	69,225

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			25,000	22,341

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			100,000	105,500

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			15,000	15,188

First Cash Financial Services, Inc. 144A sr. unsec. notes 6 3/4s, 2021 (Mexico)			25,000	26,375

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			115,000	183,891

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			110,000	149,837

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			35,000	36,050

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			40,000	41,000

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			80,000	80,844

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			95,000	111,388

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			40,000	40,400

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			60,000	62,700

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			35,000	36,313

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			60,000	63,300

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			30,000	25,200

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			42,000	46,704

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			65,000	68,819

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			70,000	71,750

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			35,000	36,575

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			20,000	19,200

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			60,000	58,800

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064			35,000	36,133

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			55,000	62,150

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			50,000	52,500

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			20,000	20,600

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			45,000	47,925

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			110,000	108,350

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			25,000	25,500

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			32,000	30,740

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028			25,000	31,943

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			5,000	5,425

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			60,000	60,900

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			40,000	44,300

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			55,000	57,338

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			125,000	147,188

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			10,000	11,125

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			95,000	106,163

Navistar International Corp. sr. notes 8 1/4s, 2021			80,000	83,000

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			40,000	43,500

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			30,000	32,363

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			80,000	80,800

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			30,000	31,800

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			95,000	98,325

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			80,000	84,800

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			50,000	54,375

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			75,000	71,813

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			25,000	25,531

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6s, 2035			90,000	85,050

QVC, Inc. 144A sr. bonds 4.45s, 2025			55,000	55,152

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			60,000	60,900

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			10,000	10,250

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			150,000	161,625

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			6,000	6,555

Schaeffler Finance BV 144A sr. notes 4 3/4s, 2021 (Netherlands)			200,000	204,000

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			50,000	53,250

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			20,000	20,400

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			10,000	10,500

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			15,000	14,963

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			55,000	57,338

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			50,000	52,313

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			90,000	91,125

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			5,000	5,375

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			50,000	53,000

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			30,000	29,025

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			20,000	19,950

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			53,000	53,265

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			35,000	38,063

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017			145,000	144,699

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			257,537	258,825

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			15,000	15,413

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			30,000	32,850

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			30,000	32,700

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			34,000	46,320

Walt Disney Co. (The) sr. unsec. unsub. notes Ser. MTN, 1.1s, 2017			145,000	144,042

				6,310,524
Consumer staples (1.1%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			31,000	30,295

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			145,000	144,030

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			61,000	96,086

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			65,000	70,688

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			95,000	97,138

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			10,000	10,075

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			35,000	34,475

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			25,000	25,375

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			35,000	39,988

Coca-Cola Co. (The) sr. unsec. unsub. notes 5.35s, 2017			90,000	101,441

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			15,000	15,188

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			65,000	73,206

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			94,000	93,178

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			15,000	14,869

CVS Caremark Corp. sr. unsec. unsub. notes 2 1/4s, 2018			145,000	146,481

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			32,000	32,330

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			9,000	11,870

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			90,000	84,375

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			20,000	26,736

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			79,000	80,739

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			50,000	52,125

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			20,000	20,575

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			125,000	126,719

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			125,000	134,219

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			20,000	21,350

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			15,000	15,638

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			130,000	139,750

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			11,000	11,979

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			144,000	144,379

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			50,000	49,750

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			75,000	76,125

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			125,000	140,000

Smithfield Foods, Inc. 144A sr. unsec. notes 5 7/8s, 2021			15,000	16,050

Smithfield Foods, Inc. 144A sr. unsec. notes 5 1/4s, 2018			10,000	10,425

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			23,000	24,207

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			32,000	34,080

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			35,000	39,200

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			40,000	41,900

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			75,000	80,063

				2,407,097
Energy (2.2%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			120,000	126,450

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			130,000	166,740

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			35,000	35,525

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			45,000	46,350

Athlon Holdings LP/Athlon Finance Corp. company guaranty sr. unsec. notes 7 3/8s, 2021			73,000	79,205

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			30,000	30,825

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			55,000	55,000

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			30,000	30,038

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			145,000	147,611

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			40,000	42,500

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			145,000	161,454

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			75,000	78,656

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			20,000	22,325

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			25,000	26,155

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			80,000	90,600

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			143,000	142,025

Cimarex Energy Co. company guaranty sr. unsec. notes 4 3/8s, 2024			30,000	31,238

Compressco Partners LP/Compressco Finance Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2022			15,000	15,150

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			55,000	58,781

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			55,000	58,850

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			145,000	143,614

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			120,000	125,400

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			85,000	87,125

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			5,000	5,042

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			35,000	34,650

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			55,000	55,138

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021			55,000	58,300

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			40,000	40,900

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			70,000	75,250

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			30,000	32,250

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			15,000	16,163

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			150,000	157,875

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			40,000	43,100

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			10,000	10,100

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			20,000	19,950

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			115,000	121,325

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			150,000	155,250

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			135,000	139,388

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			60,000	66,300

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			19,000	21,958

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			115,000	125,638

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			50,000	51,000

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			55,000	54,588

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			30,000	27,300

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			95,000	86,925

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			110,000	63,360

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			145,000	151,506

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			23,000	26,105

Plains Exploration & Production Co. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			13,000	15,096

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2022			30,000	30,600

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			50,000	50,875

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			60,000	61,425

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			145,000	150,800

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			20,000	21,225

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			110,000	112,200

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			55,000	60,448

Seventy Seven Energy, Inc. 144A sr. unsec. notes 6 1/2s, 2022			50,000	51,500

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			140,000	149,100

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			156,000	172,418

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			15,000	15,567

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			143,000	144,665

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			25,000	25,563

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			25,000	26,188

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			30,000	47,480

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			125,000	137,344

Williams Companies, Inc. (The) notes 8 3/4s, 2032			23,000	29,852

Williams Companies, Inc. (The) sr. unsec. notes 4.55s, 2024			30,000	30,211

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			35,000	37,538

				4,811,073
Financials (4.3%)

Abbey National Treasury Services PLC of Stamford, CT company guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			156,000	156,488

Aflac, Inc. sr. unsec. notes 6.9s, 2039			17,000	23,129

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			230,000	253,288

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			50,000	64,688

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			30,000	35,888

American Express Co. sr. unsec. notes 7s, 2018			94,000	110,686

American Express Co. sr. unsec. notes 6.15s, 2017			57,000	64,846

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			220,000	303,050

Bank of America Corp. sr. unsec. notes Ser. MTN, 1.7s, 2017			95,000	95,099

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			149,000	149,658

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			143,000	147,678

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			145,000	144,297

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes 1.2s, 2017 (Japan)			250,000	249,390

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			135,000	185,967

BNP Paribas SA bank guaranty sr. unsec. unsub. notes Ser. MTN, 1 3/8s, 2017 (France)			162,000	162,105

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			200,000	212,786

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			180,000	196,213

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			40,000	40,552

CIT Group, Inc. sr. unsec. notes 5s, 2023			35,000	36,663

CIT Group, Inc. sr. unsec. notes 5s, 2022			115,000	121,325

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			20,000	20,250

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			155,000	167,206

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity			5,000	5,016

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			151,000	161,903

Commonwealth Bank of Australia of New York, NY sr. unsec. unsub. bonds 1 1/8s, 2017			342,000	341,703

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands (Rabobank Nederland) bank guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			130,000	137,074

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			80,000	82,400

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			200,000	218,000

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			11,000	13,836

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			149,000	168,129

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			50,000	50,688

Dresdner Funding Trust I 144A bonds 8.151s, 2031			180,000	213,750

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			100,000	107,250

EPR Properties unsec. notes 5 1/4s, 2023(R)			60,000	64,222

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			60,000	59,550

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			38,000	36,195

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			52,000	69,989

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			143,000	157,449

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			160,000	140,800

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			44,000	53,201

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			2,000	2,032

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			70,000	73,675

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			52,000	62,414

Hub Holdings LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			10,000	10,113

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			145,000	154,788

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			60,000	62,550

iStar Financial, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2018(R)			45,000	44,775

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			30,000	32,550

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			20,000	20,000

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			144,000	146,156

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			4,000	4,036

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			240,000	283,200

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			512,000	536,960

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			30,000	32,850

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			145,000	159,927

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			60,000	63,253

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			149,000	161,172

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			35,000	37,363

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			40,000	41,200

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			30,000	29,400

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			20,000	31,678

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			5,000	5,363

NRG Yield Operating LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			30,000	31,050

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			25,000	26,825

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			35,000	33,950

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			80,000	80,600

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			250,000	250,435

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			116,000	127,600

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			75,000	75,375

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			145,000	147,979

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			200,000	211,500

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			35,000	38,048

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			131,000	130,433

Societe Generale SA bank guaranty sr. unsec. notes 2 3/4s, 2017 (France)			250,000	257,972

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes Ser. MTN, 6.9s, 2017			150,000	163,875

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			15,000	17,025

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			30,000	31,425

Svenska Handelsbanken AB bank guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			250,000	260,562

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			20,000	21,150

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			9,000	12,421

UBS AG of Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017			130,000	147,588

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			45,000	45,788

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			143,000	146,423

Westpac Banking Corp. sr. unsec. unsub. notes 2 1/4s, 2018 (Australia)			26,000	26,467

Weyerhaeuser Real Estate Co. 144A sr. unsec. unsub. notes 5 7/8s, 2024			35,000	35,700

				9,338,053
Health care (1.5%)

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			18,000	17,707

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			130,000	130,685

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			60,000	63,300

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			35,000	35,350

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			145,000	148,319

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			16,000	21,238

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			145,000	164,156

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			60,000	63,300

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			50,000	51,125

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			75,000	75,563

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			25,000	25,375

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021			60,000	61,500

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022			15,000	15,938

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			65,000	62,075

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			55,000	55,791

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			50,000	51,000

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			40,000	40,100

Envision Healthcare Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			20,000	20,250

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			50,000	50,500

HCA, Inc. sr. notes 6 1/2s, 2020			210,000	235,200

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			55,000	58,300

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			20,000	21,025

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			55,000	56,581

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			75,000	76,500

Johnson & Johnson sr. unsec. notes 5.15s, 2018			91,000	103,447

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			125,000	139,844

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			125,000	124,244

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			99,000	102,266

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			165,000	174,900

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			20,000	21,700

Service Corp. International sr. unsec. unsub. notes 5 3/8s, 2022			50,000	51,750

Service Corp. International 144A sr. unsec. unsub. notes 5 3/8s, 2024			240,000	247,800

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			15,000	15,281

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			30,000	30,075

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			45,000	44,663

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			100,000	109,250

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			55,000	59,675

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			10,000	10,175

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			65,000	74,358

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			58,000	65,199

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			90,000	93,713

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			5,000	5,225

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			45,000	48,150

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			5,000	5,081

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			60,000	62,175

				3,189,849
Technology (0.8%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			40,000	41,800

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			15,000	13,763

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			300,000	298,500

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			66,000	66,213

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			145,000	145,452

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			53,000	62,673

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			340,000	370,600

First Data Holdings, Inc. 144A sr. unsec. notes 14 1/2s, 2019(PIK)			5,399	6,128

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			45,000	45,338

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			60,000	62,850

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			124,000	128,105

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			145,000	144,912

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			60,000	64,050

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			14,000	16,485

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			55,000	58,919

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			200,000	203,500

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			30,000	31,425

				1,760,713
Transportation (0.1%)

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			15,000	18,203

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			90,000	98,325

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			90,000	95,850

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			25,000	25,063

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			60,000	61,350

				298,791
Utilities and power (1.2%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			240,000	284,400

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			25,000	24,625

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			110,000	111,100

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			50,000	54,000

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			15,000	16,050

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			96,000	115,680

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			695,000	735,310

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022			60,000	67,950

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			18,000	19,101

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			125,000	140,938

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			10,000	10,575

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044			130,000	134,300

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			100,000	97,250

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			265,000	283,550

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			10,000	12,750

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			20,000	26,379

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			115,000	126,213

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			90,000	94,123

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			80,000	86,000

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			30,000	31,425

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			30,000	31,013

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			55,000	55,413

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			65,000	65,813

				2,623,958

Total corporate bonds and notes (cost $40,235,469)				$40,965,252

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (5.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.9%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, September 1, 2044			$2,000,000	$2,026,719

				2,026,719
U.S. Government Agency Mortgage Obligations (5.0%)

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, September 1, 2044			3,000,000	3,384,375
4s, TBA, September 1, 2044			5,000,000	5,297,266
3 1/2s, TBA, September 1, 2029			2,000,000	2,112,500

				10,794,141

Total U.S. government and agency mortgage obligations (cost $12,716,640)				$12,820,860

U.S. TREASURY OBLIGATIONS (0.2%)(a)
			Principal amount	Value

U.S. Treasury Bonds 3 3/4s, November 15, 2043(i)			$55,000	$62,846

U.S. Treasury Notes 3 1/2s, May 15, 2020(i)			431,000	475,682

Total U.S. treasury obligations (cost $538,528)				$538,528

COMMODITY LINKED NOTES (3.5%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes, 1-month USD LIBOR less 0.16%, 2015 (Indexed to the S&P GSCI Light Energy Index - Total Return multiplied by 3) (United Kingdom)			$1,170,000	$991,809

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the S&P GSCI Light Energy Index Total Return multiplied by 3) (Jersey)			4,120,000	3,326,217

Deutsche Bank AG/London 144A sr. unsec. notes, 1-month USD LIBOR less 0.16%, 2015 (Indexed to the S&P GSCI Light Energy Index - Total Return multiplied by 3) (United Kingdom)			4,120,000	3,323,192

Total commodity linked notes (cost $9,410,000)				$7,641,218

MORTGAGE-BACKED SECURITIES (3.3%)(a)
			Principal amount	Value

Commercial mortgage-backed securities (2.4%)

Banc of America Commercial Mortgage Trust
FRB Ser. 08-1, Class AJ, 6.484s, 2051			$60,000	$64,716
FRB Ser. 07-3, Class A3, 5.765s, 2049			33,061	33,014
FRB Ser. 05-1, Class AJ, 5.466s, 2042			325,000	325,878
Ser. 06-5, Class A2, 5.317s, 2047			31,708	31,813
Ser. 05-4, Class B, 5.118s, 2045			212,000	214,120

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 06-PW12, Class AJ, 5.929s, 2038			48,000	49,975

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.744s, 2047			100,000	112,390

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.975s, 2049			175,000	183,468
Ser. 13-GC11, Class D, 4.605s, 2046			100,000	95,735
Ser. 14-GC19, Class X, IO, 1.504s, 2047			1,555,044	133,640

COMM Mortgage Trust
FRB Ser. 04-LB3A, Class E, 5.863s, 2037			84,244	84,244
Ser. 12-CR3, Class XA, IO, 2.34s, 2045			379,200	44,682
Ser. 12-CR5, Class XA, IO, 2.052s, 2045			742,525	74,672
Ser. 14-CR16, Class XA, IO, 1.444s, 2047			668,949	52,419
Ser. 14-CR17, Class XA, IO, 1.377s, 2047			1,229,740	95,637

COMM Mortgage Trust 144A FRB Ser. 12-LC4, Class D, 5.823s, 2044			100,000	105,820

GE Capital Commercial Mortgage Corp. FRB Ser. 06-C1, Class AJ, 5.452s, 2044			120,000	120,344

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			44,000	44,083

GS Mortgage Securities Trust
Ser. 05-GG4, Class AJ, 4.782s, 2039			50,000	50,875
Ser. 14-GC22, Class XA, IO, 1 1/4s, 2047			2,119,484	158,074

GS Mortgage Securities Trust 144A
Ser. 10-C1, Class D, 6.167s, 2043			158,403	172,236
FRB Ser. 12-GC6, Class D, 5.826s, 2045			193,000	203,538

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 6.06s, 2045			118,000	101,657
Ser. 07-C1, Class A3, 5.79s, 2051			1,902	1,902
Ser. 06-LDP6, Class AJ, 5.565s, 2043			100,000	102,840
FRB Ser. 06-LDP8, Class AJ, 5.48s, 2045			188,000	195,125
Ser. 04-LN2, Class A2, 5.115s, 2041			27,056	27,115
FRB Ser. 13-C10, Class C, 4.298s, 2047			95,000	96,391

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.501s, 2043			142,000	160,784
FRB Ser. 11-C3, Class E, 5.753s, 2046			213,000	229,300
FRB Ser. 12-C6, Class E, 5.374s, 2045			186,000	191,569

LB-UBS Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.858s, 2040			76,281	81,117
Ser. 06-C6, Class E, 5.541s, 2039			125,000	116,000
Ser. 06-C6, Class D, 5.502s, 2039			125,000	120,088

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.565s, 2046			83,000	84,038
Ser. 14-C17, Class XA, IO, 1.449s, 2047			646,000	52,862

Morgan Stanley Capital I Trust FRB Ser. 06-HQ8, Class D, 5.676s, 2044			125,000	119,738

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049			50,000	53,180
FRB Ser. 12-C3, Class D, 5.123s, 2049			114,000	113,202
Ser. 13-C6, Class D, 4.497s, 2046			154,000	143,436

WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C19, Class C, 4.646s, 2047			71,000	71,447
Ser. 13-C17, Class XA, IO, 1.774s, 2046			1,461,917	132,029

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class D, 5.747s, 2045			120,000	125,250
FRB Ser. 11-C2, Class D, 5.647s, 2044			194,000	206,358
Ser. 12-C10, Class XA, IO, 1.955s, 2045			2,491,165	257,038
Ser. 13-C12, Class XA, IO, 1.645s, 2048			582,442	49,734

WFRBS Commercial Mortgage Trust 2014-C19 FRB Ser. C19, Class XA, IO, 1.497s, 2047			1,177,928	95,424

				5,378,997
Residential mortgage-backed securities (non-agency) (0.9%)

Barclays Capital, LLC Trust 144A FRB Ser. 14-RR2, Class 2A1, 3 1/2s, 2036			189,422	187,291

Countrywide Alternative Loan Trust Ser. 05-28CB, Class 2A7, 5 3/4s, 2035			331,818	308,591

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 13-5R, Class 1A6, 0.405s, 2036			110,000	90,200

Residential Accredit Loans, Inc. FRB Ser. 06-QO7, Class 1A1, 0.917s, 2046			115,739	79,281

WAMU Mortgage Pass-Through Certificates
FRB Ser. 04-AR12, Class A2B, 0.648s, 2044			444,873	402,610
FRB Ser. 05-AR15, Class A1B2, 0.565s, 2045			108,862	95,853
FRB Ser. 05-AR11, Class A1B3, 0.555s, 2045			340,242	303,666
FRB Ser. 05-AR9, Class A1B, 0.535s, 2045			439,267	408,518

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.346s, 2047			60,000	45,600

				1,921,610

Total mortgage-backed securities (cost $7,276,242)				$7,300,607

ASSET-BACKED SECURITIES (2.0%)(a)
			Principal amount	Value

Station Place Securitization Trust Ser. 14-3, Class A, 1.056s, 2016			$2,682,000	$2,682,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.054s, 2016			1,712,000	1,712,000

Total asset-backed securities (cost $4,394,000)				$4,394,000

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Aug-15/$170.00		$42,388	$186,179

SPDR S&P 500 ETF Trust (Put)	Jul-15/173.00		39,894	175,804

SPDR S&P 500 ETF Trust (Put)	Jun-15/175.00		39,396	170,285

SPDR S&P 500 ETF Trust (Put)	May-15/165.00		42,073	97,150

SPDR S&P 500 ETF Trust (Put)	Apr-15/164.00		40,708	74,538

SPDR S&P 500 ETF Trust (Put)	Mar-15/164.00		41,625	63,894

Total purchased options outstanding (cost $1,299,712)				$767,850

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			$719,245	$532,242

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			121,977	96,972

United Mexican States sr. unsec. unsub. notes Ser. MTN, 4 3/4s, 2044 (Mexico)			120,000	125,693

Total foreign government and agency bonds and notes (cost $871,889)				$754,907

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.948s, 2017			$243,508	$227,883

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			20,000	19,300

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			100,000	101,854

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.155s, 2021			65,000	64,494

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			74,625	74,028

Total senior loans (cost $490,619)				$487,559

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			86	$86,465

Citigroup, Inc. Ser. K, $1.719 pfd.			2,640	71,227

HSBC USA, Inc. $0.88 pfd. (United Kingdom)			6,280	137,595

M/I Homes, Inc. Ser. A, $2.438 pfd.			1,230	31,436

Total preferred stocks (cost $320,929)				$326,723

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.(R)			1,550	$36,183

United Technologies Corp. $3.75 cv. pfd.			1,000	60,060

Total convertible preferred stocks (cost $96,023)				$96,243

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$35,000	$47,491

Total convertible bonds and notes (cost $37,207)				$47,491

INVESTMENT COMPANIES (—%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.			1,013	$15,489

Total investment companies (cost $14,445)				$15,489

SHORT-TERM INVESTMENTS (29.1%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)		Shares	11,100	$11,100

Putnam Money Market Liquidity Fund 0.06%(AFF)		Shares	15,046,695	15,046,695

Putnam Short Term Investment Fund 0.04%(AFF)		Shares	39,932,819	39,932,819

SSgA Prime Money Market Fund 0.03%(P)		Shares	520,000	520,000

U.S. Treasury Bills with an effective yield of 0.12%, February 5, 2015(SEG)(SEGSF)(SEGCCS)			$1,760,000	1,759,732

U.S. Treasury Bills with an effective yield of 0.02%, October 23, 2014(SEG)(SEGSF)(SEGCCS)			5,410,000	5,409,836

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.03%, December 4, 2014(SEG)			56,000	55,998

U.S. Treasury Bills zero%, November 6, 2014(i)			302,000	302,000

U.S. Treasury Bills zero%, October 9, 2014(i)			595,000	595,000

Total short-term investments (cost $63,632,539)				$63,633,180

TOTAL INVESTMENTS

Total investments (cost $218,113,678)(b)				$232,218,825

FORWARD CURRENCY CONTRACTS at 8/31/14 (aggregate face value $44,913,561) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	9/17/14	$200,027	$207,815	$(7,788)
	Canadian Dollar	Sell	10/15/14	2,389	2,775	386
	Chilean Peso	Buy	10/15/14	6,031	6,151	(120)
	Chilean Peso	Sell	10/15/14	6,031	6,364	333
	Euro	Sell	9/17/14	301,969	317,807	15,838
	Singapore Dollar	Buy	11/19/14	10,888	10,897	(9)
	Singapore Dollar	Sell	11/19/14	10,888	10,899	11
	Swiss Franc	Sell	9/17/14	316,363	319,191	2,828
Barclays Bank PLC
	Australian Dollar	Buy	10/15/14	72,819	72,452	367
	British Pound	Buy	9/17/14	156,037	167,284	(11,247)
	Canadian Dollar	Buy	10/15/14	327,368	328,417	(1,049)
	Canadian Dollar	Sell	10/15/14	327,368	332,874	5,506
	Chinese Yuan	Buy	11/19/14	326,830	325,139	1,691
	Czech Koruna	Sell	9/17/14	159,013	160,822	1,809
	Euro	Sell	9/17/14	964,909	995,763	30,854
	Hong Kong Dollar	Sell	11/19/14	431,949	431,989	40
	Japanese Yen	Buy	11/19/14	122,082	123,637	(1,555)
	Japanese Yen	Sell	11/19/14	122,082	122,266	184
	Mexican Peso	Buy	10/15/14	362,349	364,677	(2,328)
	Mexican Peso	Sell	10/15/14	362,349	363,618	1,269
	New Zealand Dollar	Buy	10/15/14	472,163	493,088	(20,925)
	New Zealand Dollar	Sell	10/15/14	472,163	474,317	2,154
	Norwegian Krone	Buy	9/17/14	142,655	149,281	(6,626)
	Polish Zloty	Buy	9/17/14	186,883	186,960	(77)
	Polish Zloty	Sell	9/17/14	186,883	189,615	2,732
	Singapore Dollar	Sell	11/19/14	1,362	1,321	(41)
	South African Rand	Buy	10/15/14	204,500	206,963	(2,463)
	Swedish Krona	Sell	9/17/14	241,389	253,906	12,517
	Swiss Franc	Sell	9/17/14	318,542	325,715	7,173
Citibank, N.A.
	Australian Dollar	Buy	10/15/14	410,938	406,852	4,086
	Brazilian Real	Sell	10/2/14	84,209	80,747	(3,462)
	Chilean Peso	Buy	10/15/14	188,186	194,381	(6,195)
	Chilean Peso	Sell	10/15/14	188,186	198,066	9,880
	Danish Krone	Sell	9/17/14	234,457	242,209	7,752
	Euro	Sell	9/17/14	555,056	565,781	10,725
	Japanese Yen	Sell	11/19/14	135,300	137,628	2,328
	Mexican Peso	Buy	10/15/14	278,837	280,521	(1,684)
	Mexican Peso	Sell	10/15/14	278,837	278,853	16
	New Zealand Dollar	Buy	10/15/14	659,096	659,593	(497)
	New Zealand Dollar	Sell	10/15/14	659,096	671,049	11,953
	Norwegian Krone	Buy	9/17/14	477,281	500,657	(23,376)
	Swiss Franc	Sell	9/17/14	353,185	364,590	11,405
Credit Suisse International
	Australian Dollar	Sell	10/15/14	50,750	67,156	16,406
	British Pound	Buy	9/17/14	241,525	241,607	(82)
	British Pound	Sell	9/17/14	241,525	242,704	1,179
	Canadian Dollar	Sell	10/15/14	320,753	331,857	11,104
	Euro	Sell	9/17/14	1,001,570	1,026,643	25,073
	Indian Rupee	Buy	11/19/14	51,974	51,717	257
	Japanese Yen	Buy	11/19/14	1,392,628	1,410,327	(17,699)
	Mexican Peso	Buy	10/15/14	194,089	194,131	(42)
	Mexican Peso	Sell	10/15/14	194,089	194,648	559
	New Zealand Dollar	Buy	10/15/14	1,499	16,298	(14,799)
	Norwegian Krone	Buy	9/17/14	958,221	982,365	(24,144)
	Norwegian Krone	Sell	9/17/14	958,221	966,550	8,329
	Singapore Dollar	Buy	11/19/14	3,362	3,365	(3)
	Singapore Dollar	Sell	11/19/14	3,362	3,366	4
	Swedish Krona	Sell	9/17/14	315,042	322,301	7,259
	Swiss Franc	Sell	9/17/14	312,332	321,230	8,898
	Turkish Lira	Buy	9/17/14	191,191	193,148	(1,957)
	Turkish Lira	Sell	9/17/14	191,191	190,477	(714)
Deutsche Bank AG
	Australian Dollar	Buy	10/15/14	250,027	249,131	896
	British Pound	Buy	9/17/14	115,036	116,048	(1,012)
	British Pound	Sell	9/17/14	115,036	115,077	41
	Canadian Dollar	Buy	10/15/14	21,316	21,366	(50)
	Canadian Dollar	Sell	10/15/14	21,316	21,725	409
	Czech Koruna	Buy	9/17/14	188,593	197,783	(9,190)
	Czech Koruna	Sell	9/17/14	188,593	197,068	8,475
	Euro	Sell	9/17/14	189,750	199,643	9,893
	New Zealand Dollar	Buy	10/15/14	556,633	581,154	(24,521)
	New Zealand Dollar	Sell	10/15/14	556,633	568,593	11,960
	Norwegian Krone	Buy	9/17/14	258,057	268,251	(10,194)
	Polish Zloty	Buy	9/17/14	162,209	169,573	(7,364)
	Polish Zloty	Sell	9/17/14	162,209	162,100	(109)
	Swedish Krona	Sell	9/17/14	717,071	750,192	33,121
	Swiss Franc	Sell	9/17/14	319,086	323,675	4,589
Goldman Sachs International
	Australian Dollar	Buy	10/15/14	162,866	162,113	753
	British Pound	Buy	9/17/14	321,702	324,094	(2,392)
	British Pound	Sell	9/17/14	321,702	323,351	1,649
	Canadian Dollar	Sell	10/15/14	354,472	355,779	1,307
	Euro	Sell	9/17/14	1,077,129	1,106,044	28,915
	Japanese Yen	Sell	11/19/14	294,312	298,090	3,778
	Swedish Krona	Buy	9/17/14	319,191	323,849	(4,658)
	Swedish Krona	Sell	9/17/14	319,191	333,660	14,469
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/15/14	106,622	104,961	1,661
	Canadian Dollar	Sell	10/15/14	162,260	161,634	(626)
	Euro	Buy	9/17/14	567,934	580,372	(12,438)
	Japanese Yen	Sell	11/19/14	250,086	253,314	3,228
	Swedish Krona	Sell	9/17/14	628,768	656,021	27,253
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/15/14	507,968	506,014	1,954
	Brazilian Real	Buy	10/2/14	267,686	263,805	3,881
	British Pound	Sell	9/17/14	2,091,394	2,106,155	14,761
	Canadian Dollar	Sell	10/15/14	135,798	139,690	3,892
	Czech Koruna	Sell	9/17/14	159,013	160,733	1,720
	Euro	Sell	9/17/14	187,384	199,146	11,762
	Hungarian Forint	Sell	9/17/14	168,540	179,407	10,867
	Indian Rupee	Sell	11/19/14	54,774	54,485	(289)
	Japanese Yen	Sell	11/19/14	253,303	257,225	3,922
	Mexican Peso	Sell	10/15/14	4,400	4,528	128
	New Taiwan Dollar	Sell	11/19/14	285,840	284,964	(876)
	New Zealand Dollar	Sell	10/15/14	372,699	384,133	11,434
	Norwegian Krone	Buy	9/17/14	535,577	553,375	(17,798)
	Singapore Dollar	Sell	11/19/14	40,590	40,637	47
	Swedish Krona	Sell	9/17/14	437,510	465,740	28,230
	Swiss Franc	Sell	9/17/14	1,854,382	1,891,786	37,404
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/15/14	236,990	234,193	2,797
	Brazilian Real	Sell	10/2/14	141,308	140,956	(352)
	British Pound	Buy	9/17/14	148,401	159,205	(10,804)
	Canadian Dollar	Sell	10/15/14	511,586	519,106	7,520
	Chilean Peso	Buy	10/15/14	600	612	(12)
	Chilean Peso	Sell	10/15/14	600	632	32
	Euro	Buy	9/17/14	1,404,854	1,434,986	(30,132)
	Euro	Sell	9/17/14	1,404,854	1,430,318	25,464
	Israeli Shekel	Buy	10/15/14	7,332	7,645	(313)
	Japanese Yen	Sell	11/19/14	1,019,867	1,032,989	13,122
	Mexican Peso	Buy	10/15/14	67,421	67,809	(388)
	Mexican Peso	Sell	10/15/14	67,421	67,425	4
	New Taiwan Dollar	Buy	11/19/14	15,045	15,010	35
	New Zealand Dollar	Sell	10/15/14	348,374	359,971	11,597
	Norwegian Krone	Buy	9/17/14	794,473	813,397	(18,924)
	Singapore Dollar	Buy	11/19/14	23,057	23,078	(21)
	Singapore Dollar	Sell	11/19/14	23,057	23,084	27
	Swedish Krona	Sell	9/17/14	490,690	503,174	12,484
	Swiss Franc	Sell	9/17/14	319,195	325,896	6,701
UBS AG
	Australian Dollar	Sell	10/15/14	54,196	54,802	606
	Canadian Dollar	Sell	10/15/14	285,287	290,695	5,408
	Japanese Yen	Sell	11/19/14	191,642	194,068	2,426
	Singapore Dollar	Buy	11/19/14	22,897	22,918	(21)
	Singapore Dollar	Sell	11/19/14	22,897	22,924	27
	Swedish Krona	Sell	9/17/14	39,187	40,888	1,701
WestPac Banking Corp.
	Australian Dollar	Buy	10/15/14	162,215	161,618	597
	British Pound	Buy	9/17/14	610,205	619,750	(9,545)
	Canadian Dollar	Sell	10/15/14	125,692	128,050	2,358
	Euro	Sell	9/17/14	1,137,707	1,169,145	31,438
	Japanese Yen	Sell	11/19/14	13,780	15,269	1,489
	New Zealand Dollar	Buy	10/15/14	158,776	165,755	(6,979)
	New Zealand Dollar	Sell	10/15/14	158,776	158,889	113

Total						$313,360

FUTURES CONTRACTS OUTSTANDING at 8/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Short)	1	$310,109	Sep-14	$15,600
Euro-Bobl 5 yr (Long)	48	8,150,484	Sep-14	109,399
Euro-Bund 10 yr (Long)	38	7,566,407	Sep-14	329,384
Euro-Buxl 30 yr (Long)	20	3,828,325	Sep-14	364,059
Euro-CAC 40 Index (Short)	7	402,857	Sep-14	(18,970)
Euro-Schatz 2 yr (Long)	10	1,455,725	Sep-14	2,532
FTSE 100 Index (Short)	4	451,661	Sep-14	(393)
IBEX 35 Index (Long)	15	2,108,633	Sep-14	91,392
Japanese Government Bond 10 yr (Long)	19	26,703,542	Sep-14	203,003
MSCI EAFE Index Mini (Short)	70	6,722,800	Sep-14	132,038
S&P 500 Index E-Mini (Long)	39	3,902,730	Sep-14	111,566
S&P 500 Index E-Mini (Short)	56	5,603,920	Sep-14	(219,072)
S&P/TSX 60 Index (Short)	3	495,153	Sep-14	(26,809)
SPI 200 Index (Short)	4	524,413	Sep-14	(24,766)
U.K. Gilt 10 yr (Long)	26	4,900,831	Dec-14	36,620
U.S. Treasury Bond 30 yr (Long)	13	1,821,219	Dec-14	12,874
U.S. Treasury Bond 30 yr (Short)	9	1,260,844	Dec-14	(8,994)
U.S. Treasury Note 10 yr (Long)	28	3,521,875	Dec-14	9,572
U.S. Treasury Note 10 yr (Short)	111	13,961,719	Dec-14	(38,367)
U.S. Treasury Note 5 yr (Long)	66	7,843,172	Dec-14	17,406
U.S. Treasury Note 5 yr (Short)	8	950,688	Dec-14	(2,140)
U.S. Treasury Note 2 yr (Long)	14	3,066,656	Dec-14	2,380

Total				$1,098,314

WRITTEN OPTIONS OUTSTANDING at 8/31/14 (premiums $38,655) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Sep-14/$201.00	$81,859	$93,025
SPDR S&P 500 ETF Trust (Call)	Sep-14/200.00	20,439	33,626
SPDR S&P 500 ETF Trust (Call)	Sep-14/198.00	20,130	56,885

Total			$183,536

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/14 (Unaudited)

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

$178,000		$(6,292)	6/18/44	3 month USD-LIBOR-BBA	3.75%	$20,000
14,452,000	(E)	50,325	9/17/16	3 month USD-LIBOR-BBA	1.00%	(1,193)
8,026,000	(E)	(19,169)	9/17/19	3 month USD-LIBOR-BBA	2.25%	20,161
54,771,000	(E)	(2,010,245)	9/17/24	3 month USD-LIBOR-BBA	3.25%	1,571,855
2,351,000	(E)	(190,755)	9/17/44	3 month USD-LIBOR-BBA	4.00%	162,330

Total		$(2,176,136)	$1,773,153

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$3,800,000	$—	9/21/21	(2.305%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$(56,240)
	5,000,000	—	7/19/23	(2.585%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(106,850)
	4,000,000	—	6/10/24	(2.50%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(15,000)
baskets	176,840	—	3/15/15	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF3) of common stocks	474,417
units	4,450	—	3/13/15	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(948,203)
Barclays Bank PLC
	$4,310,591	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(23,991)
	3,700,000	—	5/8/23	(2.59%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(111,925)
	8,900,000	—	7/19/23	(2.569%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(175,419)
Citibank, N.A.
	1,500,000	—	8/7/22	2.515%	USA Non Revised Consumer Price Index- Urban (CPI-U)	40,665
baskets	77	—	12/19/14	(3 month USD-LIBOR-BBA plus 0.15%)	A basket (CGPUTQL2) of common stocks	188,164
baskets	21,272	—	1/30/15	1 month USD-LIBOR plus 0.65%	KKR and Co., LP	(381)
shares	15,447	—	1/30/15	1 month USD-LIBOR plus 0.50%	Carlyle Group LP	(22,672)
shares	138	—	1/30/15	1 month USD-LIBOR plus 0.50%	Carlyle Group LP	(203)
units	1,692	—	12/19/14	3 month USD-LIBOR-BBA minus 0.10%	Russell 1000 Total Return Index	(250,555)
Credit Suisse International
	$2,600,000	—	1/9/23	(2.76%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(135,486)
	3,400,000	—	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(97,478)
	1,600,000	—	8/8/22	(2.5325%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(48,640)
	700,000	—	9/10/22	(2.5925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(22,904)
	3,300,000	—	2/8/23	(2.81%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(176,319)
	6,900,000	—	7/19/23	(2.57%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(136,758)
shares	37,583	—	9/19/14	(3 month USD-LIBOR-BBA plus 0.20%)	Vanguard Index Funds - MSCI Emerging Markets ETF	82,284
shares	94,529	—	7/1/15	(3 month USD-LIBOR-BBA plus 15 bp)	Common stock of Vanguard FTSE Emerging Markets ETF	212,142
shares	18,900	—	6/8/15	(3 month USD-LIBOR-BBA plus 20 bp)	Common stock of Vanguard FTSE Emerging Markets ETF	46,793
Deutsche Bank AG
	$500,000	—	11/7/21	(2.43%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(14,425)
EUR/units	5,010	—	1/26/15	(3 month EUR-EURIBOR-REUTERS plus 12 bp)	iShares EURO STOXX Banks	(11,718)
Goldman Sachs International
	$1,500,000	—	10/5/22	(2.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(68,415)
	1,700,000	—	4/5/23	(2.7475%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(74,885)
	4,400,000	—	7/19/23	(2.58%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(91,740)
JPMorgan Chase Bank N.A.
	13,500,000	—	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(386,937)
shares	96,600	—	7/14/15	(3 month USD-LIBOR-BBA plus 26 bp)	Common stock of Vanguard FTSE Emerging Markets ETF	101,862

Total		$—	$(1,830,817)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 8/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Barclays Bank PLC
	EM Series 21 Index	BBB-/P	$(700,323)	$6,500,000	6/20/19	500 bp	$(19,845)
	EM Series 21 Index	BBB-/P	(350,450)	4,300,000	6/20/19	500 bp	99,712
	EM Series 21 Index	BBB-/P	(345,800)	2,800,000	6/20/19	500 bp	(55,397)
	EM Series 21 Index	BBB-/P	(177,000)	1,500,000	6/20/19	500 bp	(19,967)
	EM Series 21 Index	BBB-/P	(36,400)	400,000	6/20/19	500 bp	2,809
	EM Series 21 Index	BBB-/P	(48,400)	400,000	6/20/19	500 bp	(7,524)
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	28,586	373,000	5/11/63	300 bp	31,974
	CMBX NA BBB- Index	BBB-/P	1,641	40,000	5/11/63	300 bp	2,005
	CMBX NA BBB- Index	BBB-/P	353	23,000	5/11/63	300 bp	562
	CMBX NA BBB- Index	BBB-/P	1,940	20,000	5/11/63	300 bp	2,122
	CMBX NA BBB- Index	BBB-/P	1,596	20,000	5/11/63	300 bp	1,778
	CMBX NA BBB- Index	BBB-/P	1,549	20,000	5/11/63	300 bp	1,730
	CMBX NA BBB- Index	BBB-/P	1,316	20,000	5/11/63	300 bp	1,497
	CMBX NA BBB- Index	BBB-/P	243	8,000	5/11/63	300 bp	316
	CMBX NA BB Index	—	(77)	10,000	5/11/63	(500 bp)	(182)
	CMBX NA BB Index	—	(96)	10,000	5/11/63	(500 bp)	(201)
	CMBX NA BB Index	—	(91)	10,000	5/11/63	(500 bp)	(196)
	CMBX NA BB Index	—	220	11,000	5/11/63	(500 bp)	105
	CMBX NA BB Index	—	581	22,000	5/11/63	(500 bp)	351
	CMBX NA BB Index	—	340	22,000	5/11/63	(500 bp)	110
	CMBX NA BB Index	—	227	22,000	5/11/63	(500 bp)	(3)
	CMBX NA BB Index	—	(384)	22,000	5/11/63	(500 bp)	(615)
	CMBX NA BB Index	—	(157)	30,000	5/11/63	(500 bp)	(471)
	CMBX NA BB Index	—	(427)	22,000	5/11/63	(500 bp)	(657)
	CMBX NA BBB- Index	BBB-/P	79	13,000	5/11/63	300 bp	197
	CMBX NA BBB- Index	BBB-/P	11	4,000	5/11/63	300 bp	47
	CMBX NA BBB- Index	—	(1,220)	26,000	1/17/47	(300 bp)	(897)
	CMBX NA BBB- Index	—	(1,469)	26,000	1/17/47	(300 bp)	(1,146)
	Goldman Sachs International
	CMBX NA BB Index	—	(96)	10,000	5/11/63	(500 bp)	(201)
	CMBX NA BB Index	—	249	11,000	5/11/63	(500 bp)	134
	CMBX NA BB Index	—	(201)	19,000	5/11/63	(500 bp)	(400)
	CMBX NA BBB- Index	BBB-/P	160	14,000	5/11/63	300 bp	292

	Total		$(1,623,500)	$38,039

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2014. Securities rated by Putnam are indicated by “/P.”

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 8/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA IG Series 22 Index	BBB+/P	$(51,705)	$3,605,000	6/20/19	100 bp	$27,614
	NA IG Series 22 Index	BBB+/P	(28,901)	2,015,000	6/20/19	100 bp	15,435
	NA IG Series 22 Index	BBB+/P	(11,896)	600,000	6/20/19	100 bp	1,305
	NA HY Series 22 Index	B+/P	(433,664)	6,025,140	6/20/19	500 bp	111,321
	NA HY Series 22 Index	B+/P	(230,955)	2,574,000	6/20/19	500 bp	1,868
	NA HY Series 22 Index	B+/P	(279,071)	3,910,500	6/20/19	500 bp	74,640
	NA IG Series 22 Index	BBB+/P	(75,490)	3,700,000	6/20/19	100 bp	3,146
	NA HY Series 22 Index	B+/P	(1,737,629)	23,883,750	6/20/19	500 bp	422,703

	Total		$(2,849,311)	$658,032

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2014 through August 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $218,301,263.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $218,296,803, resulting in gross unrealized appreciation and depreciation of $17,638,564 and $3,716,542, respectively, or net unrealized appreciation of $13,922,022.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$10,960,847	$19,598,787	$15,512,939	$3,006	$15,046,695
	Putnam Short Term Investment Fund *	35,761,784	16,899,202	12,728,167	3,806	39,932,819
	Totals	$46,722,631	$36,497,989	$28,241,106	$6,812	$54,979,514

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $11,100, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $10,623.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $150,716,902 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,163,912 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,240,990 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$4,476,839	$—	$—
Capital goods	4,008,173	—	—
Communication services	2,438,298	—	—
Conglomerates	1,386,675	—	—
Consumer cyclicals	13,053,396	—	—
Consumer staples	8,631,828	—	—
Energy	6,704,091	—	—
Financials	26,240,774	—	—
Health care	10,301,250	—	—
Technology	9,372,808	—	—
Transportation	3,117,503	—	—
Utilities and power	2,697,283	—	—
Total common stocks	92,428,918	—	—
Asset-backed securities	—	4,394,000	—
Commodity linked notes	—	7,641,218	—
Convertible bonds and notes	—	47,491	—
Convertible preferred stocks	—	96,243	—
Corporate bonds and notes	—	40,965,252	—
Foreign government and agency bonds and notes	—	754,907
Investment companies	15,489	—	—
Mortgage-backed securities	—	7,300,607	—
Preferred stocks	208,822	117,901	—
Purchased options outstanding	—	767,850	—
Senior loans	—	487,559	—
U.S. government and agency mortgage obligations	—	12,820,860	—
U.S. treasury obligations	—	538,528	—
Short-term investments	55,499,514	8,133,666	—

Totals by level	$148,152,743	$84,066,082	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$313,360	$—
Futures contracts	1,098,314	—	—
Written options outstanding	—	(183,536)	—
Interest rate swap contracts	—	3,949,289	—
Total return swap contracts	—	(1,830,817)	—
Credit default contracts	—	5,168,882	—

Totals by level	$1,098,314	$7,417,178	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$5,171,196	$2,314
Foreign exchange contracts	631,250	317,890
Equity contracts	2,224,108	1,707,278
Interest rate contracts	5,128,701	1,844,431

Total	$13,155,255	$3,871,913

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$240,000
Written equity option contracts (contract amount)		$150,000
Futures contracts (number of contracts)		600
Forward currency contracts (contract amount)		$88,200,000
Centrally cleared interest rate swap contracts (notional)		$78,900,000
OTC total return swap contracts (notional)		$155,400,000
OTC credit default swap contracts (notional)		$16,200,000
Centrally cleared credit defult rate swap contracts (notional)		$45,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	—
	OTC Total return swap contracts*#	474,417	—	—	228,829	341,219	—	—	—	101,862	—	—	—	—	1,146,327
	OTC Credit default contracts*#	—	1,658,161	—	—	5,560	—	132	—	—	—	—	—	—	1,663,853
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	17,739	—	—	—	17,739
	Forward currency contracts#	19,396	66,296	—	58,145	79,068	69,384	50,871	32,142	130,002	—	79,783	10,168	35,995	631,250
	Purchased options#	—	—	—	—	—	138,432	—	—	629,418	—	—	—	—	767,850

	Total Assets	$493,813	$1,724,457	$—	$286,974	$425,847	$207,816	$51,003	$32,142	$861,282	$17,739	$79,783	$10,168	$35,995	$4,227,019

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	69,354	—	—	—		—	—	—	—	—	—	69,354
	OTC Total return swap contracts*#	1,126,293	311,335	—	273,811	617,585	26,143	235,040	—	386,937	—	—	—	—	2,977,144
	OTC Credit default contracts*#	—	—	—	—	1,895	—	419	—	—	—	—	—	—	2,314
	Centrally cleared credit default contracts§	—	—	12,017	—	—	—	—	—	—	—	—	—	—	12,017
	Futures contracts§	—	—	—	—	—	—	—	—	—	40,616	—	—	—	40,616
	Forward currency contracts#	7,917	46,311	—	35,214	59,440	52,440	7,050	13,064	18,963	—	60,946	21	16,524	317,890
	Written options#	56,885	—	—	—	—	—	—	—	126,651	—	—	—	—	183,536

	Total Liabilities	$1,191,095	$357,646	$81,371	$309,025	$678,920	$78,583	$242,509	$13,064	$532,551	$40,616	$60,946	$21	$16,524	$3,602,871

	Total Financial and Derivative Net Assets	$(697,282)	$1,366,811	$(81,371)	$(22,051)	$(253,073)	$129,233	$(191,506)	$19,078	$328,731	$(22,877)	$18,837	$10,147	$19,471	$624,148
	Total collateral received (pledged)##†	$(697,282)	$1,366,811	$—	$(22,051)	$(190,000)	$129,233	$(130,000)	$—	$320,000	$—	$—	$—	$—
	Net amount	$—	$—	$(81,371)	$—	$(63,073)	$—	$(61,506)	$19,078	$8,731	$(22,877)	$18,837	$10,147	$19,471

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2014